Schedule of Investments (unaudited)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
AeroVironment, Inc.(a)	66,144	$ 16,684,824
Archer Aviation, Inc., Class A(a)(b)	1,149,842	8,186,875
Carpenter Technology Corp.	15,095	6,008,867
Ducommun, Inc.(a)	125,871	15,556,397
Firefly Aerospace, Inc.(a)(b)	67,755	1,305,639
FTAI Aviation Ltd.	10,355	3,166,559
Huntington Ingalls Industries, Inc.	5,818	2,586,217
Intuitive Machines, Inc., Class A(a)(b)	141,647	2,334,343
Kratos Defense & Security Solutions, Inc.(a)	301,870	26,015,157
Leonardo DRS, Inc.	111,452	4,835,902
Mercury Systems, Inc.(a)	58,141	5,176,293
Moog, Inc., Class A	55,636	18,773,255
Red Cat Holdings, Inc.(a)	67,407	785,292
V2X, Inc.(a)	65,310	4,555,372
VSE Corp.	15,330	3,480,983
		119,451,975
Air Freight & Logistics — 0.1%
Forward Air Corp.(a)	85,460	2,161,283
Hub Group, Inc., Class A	37,567	1,618,011
		3,779,294
Automobile Components — 1.3%
Adient PLC(a)	287,710	6,997,107
BorgWarner, Inc.	326,718	18,809,155
Cooper-Standard Holdings, Inc.(a)	77,961	2,996,821
Dana, Inc.	145,186	4,971,169
Dauch Corp.(a)	858,398	5,665,427
Fox Factory Holding Corp.(a)	85,063	1,432,461
Garrett Motion, Inc.	316,979	6,453,692
QuantumScape Corp., Class A(a)	279,351	1,933,109
Standard Motor Products, Inc.	223,621	8,873,281
Stoneridge, Inc.(a)(b)	87,929	693,760
Visteon Corp.	20,843	1,994,050
		60,820,032
Automobiles — 0.1%
Winnebago Industries, Inc.	106,802	4,260,332
Banks — 9.5%
1st Source Corp.	124,601	8,349,513
Amalgamated Financial Corp.	398,549	15,340,151
Ameris Bancorp	131,482	10,210,892
Associated Banc-Corp.	240,564	6,353,295
Axos Financial, Inc.(a)	77,284	6,709,797
Bank of Hawaii Corp.	58,050	4,398,449
Bank of Marin Bancorp	70,283	1,749,344
Bank7 Corp.	22,184	902,445
BankUnited, Inc.	48,971	2,286,946
BOK Financial Corp.	27,004	3,394,943
Business First Bancshares, Inc.	38,055	1,038,902
Byline Bancorp, Inc.	215,777	6,732,242
Capital City Bank Group, Inc.	179,038	7,670,883
Capitol Federal Financial, Inc.	155,809	1,118,709
Chemung Financial Corp.	62,004	3,442,462
Colony Bankcorp, Inc.	217,534	4,313,699
Community Trust Bancorp, Inc.	70,661	4,242,486
Community West Bancshares	159,704	3,709,924
ConnectOne Bancorp, Inc.	275,127	7,299,119
Cullen/Frost Bankers, Inc.	237,472	32,823,380
Customers Bancorp, Inc.(a)	83,422	5,625,980
Dime Community Bancshares, Inc.	48,375	1,564,931
Eastern Bankshares, Inc.	169,039	3,306,403
Security	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	198,930	$ 11,358,903
First Bank	39,633	630,957
First Busey Corp.	95,265	2,415,920
First Business Financial Services, Inc.	127,106	6,946,343
First Community Bankshares, Inc.	59,784	2,339,348
First Financial Bankshares, Inc.	241,126	7,458,027
First Financial Corp.	120,789	7,653,191
First Hawaiian, Inc.	429,861	10,643,358
First Horizon Corp.	247,066	5,877,700
First Internet Bancorp	61,703	1,251,337
First Mid Bancshares, Inc.	74,929	3,072,838
First United Corp.	25,628	909,025
Flushing Financial Corp.	100,017	1,543,262
Glacier Bancorp, Inc.	17,234	783,975
Greene County Bancorp, Inc.	23,786	524,957
HBT Financial, Inc.	157,231	4,238,948
Heritage Commerce Corp.	912,557	11,343,084
Heritage Financial Corp.	27,776	733,564
HomeTrust Bancshares, Inc.	118,581	4,997,003
Horizon Bancorp, Inc.	748,368	12,602,517
Independent Bank Corp.	172,050	5,978,737
Investar Holding Corp.	71,651	2,022,708
Kearny Financial Corp.	818,417	6,260,890
Live Oak Bancshares, Inc.	257,861	9,352,618
Mercantile Bank Corp.	54,578	2,819,499
Metropolitan Bank Holding Corp.	23,151	1,948,157
Midland States Bancorp, Inc.	339,140	7,505,168
National Bank Holdings Corp., Class A	53,537	2,140,945
Nicolet Bankshares, Inc.	60,038	9,171,405
Northfield Bancorp, Inc.	370,620	4,944,071
Northrim BanCorp, Inc.	409,152	9,610,980
OceanFirst Financial Corp.	794,004	14,339,712
Old National Bancorp	454,351	10,495,508
Orange County Bancorp, Inc.	266,708	8,857,373
Origin Bancorp, Inc.	78,106	3,249,210
Park National Corp.	57,960	9,536,159
Peapack-Gladstone Financial Corp.	101,886	3,412,162
Peoples Bancorp, Inc.	122,780	3,962,111
Pinnacle Financial Partners, Inc.	158,254	14,363,133
Primis Financial Corp.	95,023	1,255,254
Provident Financial Services, Inc.	407,018	8,563,659
Republic Bancorp, Inc., Class A	29,172	2,012,868
Riverview Bancorp, Inc.	193,197	1,033,604
Shore Bancshares, Inc.	206,505	3,836,863
Sierra Bancorp	78,503	2,824,538
SmartFinancial, Inc.	37,741	1,479,825
South Plains Financial, Inc.	75,205	3,080,397
Southern First Bancshares, Inc.(a)	47,454	2,649,831
Southern Missouri Bancorp, Inc.	67,497	4,178,739
Southside Bancshares, Inc.	22,825	714,879
Timberland Bancorp, Inc.	24,547	934,750
Tompkins Financial Corp.	36,416	2,793,471
United Community Banks, Inc.	163,410	5,256,900
Univest Financial Corp.	168,893	5,666,360
Washington Trust Bancorp, Inc.	248,568	8,374,256
WesBanco, Inc.	227,344	7,927,485
WSFS Financial Corp.	6,270	398,208
		432,861,585
Beverages — 0.0%
Vita Coco Co., Inc. (The)(a)	14,527	843,438
Biotechnology — 8.6%
4D Molecular Therapeutics, Inc.(a)(b)	141,227	1,364,253

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc.(a)	293,109	$ 7,198,757
ADMA Biologics, Inc.(a)	187,295	2,916,183
Agios Pharmaceuticals, Inc.(a)	142,526	4,308,561
Alector, Inc.(a)(b)	643,388	1,563,433
Alkermes PLC(a)	353,962	10,654,256
Altimmune, Inc.(a)(b)	600,145	2,586,625
Amicus Therapeutics, Inc.(a)	156,654	2,251,118
Arcellx, Inc.(a)	15,920	1,811,537
Arcturus Therapeutics Holdings, Inc.(a)(b)	135,078	1,111,692
Arcus Biosciences, Inc.(a)	172,903	3,522,034
Arcutis Biotherapeutics, Inc.(a)	45,668	1,231,666
Ardelyx, Inc.(a)	821,300	5,379,515
Arrowhead Pharmaceuticals, Inc.(a)	185,115	11,712,226
ARS Pharmaceuticals, Inc.(a)(b)	65	603
Avidity Biosciences, Inc.(a)	119,079	8,573,688
Beam Therapeutics, Inc.(a)	92,370	2,628,850
BioCryst Pharmaceuticals, Inc.(a)	834,765	7,304,194
Biohaven Ltd.(a)	195,140	2,248,013
Bridgebio Pharma, Inc.(a)	173,076	11,506,092
Capricor Therapeutics, Inc.(a)(b)	36,341	1,015,004
Caris Life Sciences, Inc.(a)	193,829	3,903,716
Catalyst Pharmaceuticals, Inc.(a)	338,372	7,809,626
Celcuity, Inc.(a)	33,130	3,700,952
Celldex Therapeutics, Inc.(a)	180,887	5,442,890
CG oncology, Inc.(a)	8,544	502,387
Cogent Biosciences, Inc.(a)	147,547	5,732,201
Coherus Oncology, Inc.(a)(b)	939,365	1,568,740
Corvus Pharmaceuticals, Inc.(a)	91,355	1,668,142
CRISPR Therapeutics AG(a)(b)	70,304	4,228,083
Cytokinetics, Inc.(a)	172,745	10,748,194
Day One Biopharmaceuticals, Inc.(a)	443,564	4,701,778
Denali Therapeutics, Inc.(a)(b)	266,223	5,638,603
Dyne Therapeutics, Inc.(a)	126,396	1,974,306
Enanta Pharmaceuticals, Inc.(a)	101,655	1,453,666
Erasca, Inc.(a)	173,062	2,364,027
Fate Therapeutics, Inc.(a)	887,185	1,313,034
GRAIL, Inc.(a)	44,735	2,381,244
Ideaya Biosciences, Inc.(a)	219,498	7,067,836
ImmunityBio, Inc.(a)	134,224	1,312,711
Immunome, Inc.(a)	38,437	840,233
Incyte Corp.(a)	35,228	3,567,540
Intellia Therapeutics, Inc.(a)(b)	406,618	5,603,196
Ionis Pharmaceuticals, Inc.(a)	41,061	3,332,100
Iovance Biotherapeutics, Inc.(a)(b)	1,095,515	4,228,688
Janux Therapeutics, Inc.(a)	261,579	3,560,090
Kodiak Sciences, Inc.(a)	147,147	3,943,540
Krystal Biotech, Inc., Class A3(a)	21,296	5,870,029
Kura Oncology, Inc.(a)	491,071	4,287,050
Kymera Therapeutics, Inc.(a)	81,441	7,439,635
Madrigal Pharmaceuticals, Inc.(a)	32,970	14,243,040
MannKind Corp.(a)	1,022,059	3,352,353
MiMedx Group, Inc.(a)	579,103	2,831,814
Mineralys Therapeutics, Inc.(a)	40,538	1,186,142
Mirum Pharmaceuticals, Inc.(a)	66,841	6,168,756
Moderna, Inc.(a)	62,689	3,358,250
Monte Rosa Therapeutics, Inc.(a)	89,354	1,586,033
Myriad Genetics, Inc.(a)	198,417	914,702
Natera, Inc.(a)	15,320	3,187,173
Nurix Therapeutics, Inc.(a)	131,519	2,100,358
Nuvalent, Inc., Class A(a)(b)	35,553	3,624,628
Olema Pharmaceuticals, Inc.(a)	125,608	3,039,714
Praxis Precision Medicines, Inc.(a)(b)	37,576	12,653,718
Security	Shares	Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.(a)	54,036	$ 4,975,635
Prothena Corp. PLC(a)	249,876	2,166,425
PTC Therapeutics, Inc.(a)	106,284	7,247,506
Puma Biotechnology, Inc.(a)	208,669	1,189,413
Recursion Pharmaceuticals, Inc., Class A(a)(b)	1,395,422	5,121,199
REGENXBIO, Inc.(a)(b)	344,169	3,111,288
Relay Therapeutics, Inc.(a)	655,584	6,726,292
Replimune Group, Inc.(a)	123,318	943,383
Rhythm Pharmaceuticals, Inc.(a)	57,331	5,316,304
Rigel Pharmaceuticals, Inc.(a)	66,591	2,313,371
Sarepta Therapeutics, Inc.(a)	137,262	2,300,511
Scholar Rock Holding Corp.(a)	72,299	3,200,677
Soleno Therapeutics, Inc.(a)	93,453	3,651,209
Spyre Therapeutics, Inc.(a)	10,711	460,680
Syndax Pharmaceuticals, Inc.(a)	307,337	6,672,286
Taysha Gene Therapies, Inc.(a)	163,853	742,254
TG Therapeutics, Inc.(a)(b)	353,088	10,624,418
Travere Therapeutics, Inc.(a)	131,660	3,922,151
Twist Bioscience Corp.(a)	127,069	5,962,077
Ultragenyx Pharmaceutical, Inc.(a)	180,996	4,233,496
UroGen Pharma Ltd.(a)	90,278	1,959,033
Vanda Pharmaceuticals, Inc.(a)	546,951	4,873,333
Vaxcyte, Inc.(a)	152,748	9,430,661
Vera Therapeutics, Inc., Class A(a)	45,544	1,857,740
Veracyte, Inc.(a)	196,903	7,204,681
Verastem, Inc.(a)	206,866	1,183,274
Viking Therapeutics, Inc.(a)(b)	120,872	4,090,308
Vir Biotechnology, Inc.(a)	368,120	3,346,211
Viridian Therapeutics, Inc.(a)	56,710	1,666,140
Voyager Therapeutics, Inc.(a)(b)	228,199	935,616
Xencor, Inc.(a)	262,412	3,351,001
Xenon Pharmaceuticals, Inc.(a)	26,186	1,132,021
Zymeworks, Inc.(a)	221,682	5,162,974
		392,392,786
Broadline Retail — 0.4%
Groupon, Inc.(a)(b)	213,101	2,689,334
Kohl’s Corp.	319,562	5,231,230
Macy’s, Inc.	360,228	7,125,310
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,759	2,544,589
		17,590,463
Building Products — 1.4%
American Woodmark Corp.(a)	22,503	1,127,400
Apogee Enterprises, Inc.	27,281	1,086,329
Armstrong World Industries, Inc.	27,612	4,790,682
AZZ, Inc.	16,919	2,300,646
Gibraltar Industries, Inc.(a)	78,743	3,581,232
Modine Manufacturing Co.(a)	73,239	16,643,563
Owens Corning	73,356	8,954,567
Resideo Technologies, Inc.(a)	141,289	5,467,884
UFP Industries, Inc.	94,374	9,712,028
Zurn Elkay Water Solutions Corp.	191,344	9,754,717
		63,419,048
Capital Markets — 2.0%
Acadian Asset Management, Inc.	186,849	10,063,687
BGC Group, Inc., Class A	158,336	1,507,359
DigitalBridge Group, Inc., Class A	170,521	2,634,549
Franklin Resources, Inc.	131,624	3,493,301
Hamilton Lane, Inc., Class A	7,770	815,384
Houlihan Lokey, Inc., Class A	21,825	3,574,280
Jefferies Financial Group, Inc.	181,096	8,040,662
Marex Group PLC	115,413	5,015,849

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Miami International Holdings, Inc.(a)	26,636	$ 1,134,694
PJT Partners, Inc., Class A	43,267	6,389,671
SEI Investments Co.	162,508	13,215,151
StepStone Group, Inc., Class A	166,403	7,178,625
StoneX Group, Inc.(a)	113,458	14,465,895
Virtu Financial, Inc., Class A	323,013	13,375,968
Webull Corp., Class A(a)	515,117	2,992,830
		93,897,905
Chemicals — 0.7%
Balchem Corp.	10,158	1,842,966
FMC Corp.	286,280	4,219,767
Huntsman Corp.	645,740	8,168,611
Mativ Holdings, Inc.	503,645	5,459,512
Minerals Technologies, Inc.	32,884	2,322,268
Rayonier Advanced Materials, Inc.(a)	211,203	2,000,093
Tronox Holdings PLC	786,907	5,886,064
		29,899,281
Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	61,109	7,135,698
CoreCivic, Inc.(a)	292,061	5,163,638
GEO Group, Inc. (The)(a)	337,942	5,082,648
Healthcare Services Group, Inc.(a)	338,824	7,376,199
MillerKnoll, Inc.	85,860	1,729,220
Montrose Environmental Group, Inc.(a)	96,928	2,832,236
Tetra Tech, Inc.	41,250	1,478,400
		30,798,039
Communications Equipment — 1.9%
ADTRAN Holdings, Inc.(a)	277,167	2,827,104
Applied Optoelectronics, Inc.(a)(b)	170,606	14,370,143
Calix, Inc.(a)	297,721	15,413,016
Ciena Corp.(a)	21,883	7,630,602
Extreme Networks, Inc.(a)	244,342	3,415,901
Harmonic, Inc.(a)	457,122	4,859,207
Lumentum Holdings, Inc.(a)(b)	12,605	8,834,971
NETGEAR, Inc.(a)	195,429	4,029,746
NetScout Systems, Inc.(a)	66,016	1,928,327
Viasat, Inc.(a)	175,021	8,012,461
Viavi Solutions, Inc.(a)	217,767	6,469,858
Vistance Networks, Inc.(a)	410,728	7,216,491
		85,007,827
Construction & Engineering — 3.4%
Argan, Inc.	20,057	9,050,721
Centuri Holdings, Inc.(a)	247,586	7,675,166
Comfort Systems U.S.A., Inc.	20,161	28,817,529
Construction Partners, Inc., Class A(a)	72,740	9,774,074
Dycom Industries, Inc.(a)	59,966	25,186,919
Everus Construction Group, Inc.(a)	37,420	4,522,955
Fluor Corp.(a)	316,705	16,566,839
IES Holdings, Inc.(a)	7,690	3,809,242
MasTec, Inc.(a)	41,957	12,504,025
Matrix Service Co.(a)	63,476	697,601
MYR Group, Inc.(a)	8,569	2,313,287
Primoris Services Corp.	40,544	6,110,792
Sterling Infrastructure, Inc.(a)	37,543	16,073,285
Tutor Perini Corp.	188,944	14,240,709
		157,343,144
Construction Materials — 0.0%
Knife River Corp.(a)	14,943	1,329,628
Consumer Finance — 1.7%
Ally Financial, Inc.	122,676	4,838,341
Security	Shares	Value
Consumer Finance (continued)
Dave, Inc., Class A(a)	21,463	$ 4,148,154
Encore Capital Group, Inc.(a)	95,012	6,488,370
Enova International, Inc.(a)	134,049	18,639,514
EZCORP, Inc., Class A, NVS(a)	413,663	10,974,479
LendingClub Corp.(a)	202,002	3,011,850
LendingTree, Inc.(a)	40,251	1,504,180
Navient Corp.	248,334	2,182,856
OneMain Holdings, Inc.	231,022	12,710,830
PRA Group, Inc.(a)	296,524	4,670,253
Regional Management Corp.	111,556	3,549,712
Upstart Holdings, Inc.(a)(b)	205,988	5,609,053
		78,327,592
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc. (The)	54,121	3,533,560
BJ’s Wholesale Club Holdings, Inc.(a)	102,705	10,146,227
Chefs’ Warehouse, Inc. (The)(a)(b)	100,794	7,195,684
Grocery Outlet Holding Corp.(a)	125,855	1,243,447
Maplebear, Inc.(a)(b)	136,849	5,133,206
PriceSmart, Inc.	101,053	15,624,815
Sprouts Farmers Market, Inc.(a)	125,678	9,283,834
United Natural Foods, Inc.(a)	269,251	10,288,081
		62,448,854
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(a)	45,959	2,037,822
Gold.com, Inc.	47,656	2,738,790
LKQ Corp.	108,425	3,589,952
		8,366,564
Diversified Consumer Services — 1.0%
American Public Education, Inc.(a)	69,888	3,202,268
Bright Horizons Family Solutions, Inc.(a)	61,591	4,589,761
Coursera, Inc.(a)(b)	507,779	3,254,863
Covista, Inc.(a)	45,724	4,480,952
Duolingo, Inc., Class A(a)	20,763	2,097,063
Frontdoor, Inc.(a)	106,214	7,283,094
Laureate Education, Inc., Class A(a)	428,880	13,869,979
Perdoceo Education Corp.	86,827	2,895,681
Strategic Education, Inc.	18,689	1,537,731
Stride, Inc.(a)	18,483	1,559,596
		44,770,988
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	107,066	2,225,902
American Assets Trust, Inc.	112,708	2,200,060
Essential Properties Realty Trust, Inc.	286,460	9,722,453
		14,148,415
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)	224,643	3,329,209
Globalstar, Inc.(a)(b)	93,821	5,842,234
IDT Corp., Class B	109,106	5,558,951
Iridium Communications, Inc.	124,182	2,974,159
Lumen Technologies, Inc.(a)	1,712,693	12,177,247
		29,881,800
Electric Utilities — 0.7%
Genie Energy Ltd., Class B	215,466	3,130,721
Oklo, Inc., Class A(a)	69,113	4,350,663
Portland General Electric Co.	383,633	20,700,837
TXNM Energy, Inc.	64,130	3,784,953
		31,967,174
Electrical Equipment — 3.4%
Acuity, Inc.	8,583	2,588,547

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
American Superconductor Corp.(a)	108,267	$ 3,527,339
Bloom Energy Corp., Class A(a)	351,059	54,649,355
EnerSys	161,918	26,902,676
Enovix Corp.(a)(b)	345,413	1,820,326
Eos Energy Enterprises, Inc., Class A(a)(b)	458,991	2,613,954
Fluence Energy, Inc., Class A(a)	132,076	2,052,461
Forgent Power Solutions, Inc.(a)	277,321	9,537,069
Generac Holdings, Inc.(a)	5,416	1,220,604
Nextpower, Inc., Class A(a)	233,802	24,572,590
NuScale Power Corp., Class A(a)	275,989	3,546,459
Plug Power, Inc.(a)	1,026,790	1,837,954
Powell Industries, Inc.	1,998	1,046,153
Shoals Technologies Group, Inc., Class A(a)	406,568	2,410,948
Sunrun, Inc.(a)	384,414	5,093,485
T1 Energy, Inc.(a)	110,322	679,584
Thermon Group Holdings, Inc.(a)	39,257	1,993,470
Vicor Corp.(a)	55,140	11,105,196
		157,198,170
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.	125,006	41,948,264
Arlo Technologies, Inc.(a)	123,475	1,937,323
Avnet, Inc.	119,717	7,882,167
Badger Meter, Inc.	33,077	5,041,927
Cognex Corp.	190,125	10,342,800
Fabrinet(a)	61,843	33,743,396
Insight Enterprises, Inc.(a)	72,410	6,050,580
IPG Photonics Corp.(a)(b)	58,625	7,713,291
Kimball Electronics, Inc.(a)	52,167	1,303,653
Methode Electronics, Inc.	204,003	1,725,865
Mirion Technologies, Inc., Class A(a)	285,757	6,175,209
Napco Security Technologies, Inc.	108,556	5,059,795
nLight, Inc.(a)	198,173	11,135,341
Novanta, Inc.(a)(b)	25,696	3,454,313
OSI Systems, Inc.(a)(b)	23,847	6,801,164
Ouster, Inc.(a)	159,619	3,024,780
PC Connection, Inc.	165,462	10,084,909
Plexus Corp.(a)(b)	62,413	12,116,236
Sanmina Corp.(a)	104,097	16,162,100
ScanSource, Inc.(a)	92,087	3,386,960
TTM Technologies, Inc.(a)	229,642	23,937,882
		219,027,955
Energy Equipment & Services — 2.4%
Archrock, Inc.	422,651	14,932,260
Borr Drilling Ltd.	387,604	2,376,013
Expro Group Holdings NV(a)(b)	92,843	1,658,176
Helix Energy Solutions Group, Inc.(a)	235,638	2,165,513
Liberty Energy, Inc., Class A	298,581	8,387,140
Nabors Industries Ltd.(a)	44,902	3,507,744
Oceaneering International, Inc.(a)	309,886	11,000,953
Oil States International, Inc.(a)	476,610	6,238,825
Patterson-UTI Energy, Inc.	2,004,824	17,061,052
ProPetro Holding Corp.(a)	443,994	5,385,647
Solaris Energy Infrastructure, Inc., Class A	38,673	1,919,341
Tidewater, Inc.(a)	48,668	3,865,213
Transocean Ltd.(a)	2,869,438	18,593,958
Valaris Ltd.(a)	80,058	7,673,559
Weatherford International PLC	33,291	3,510,869
		108,276,263
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	1,160,620	1,346,319
Cinemark Holdings, Inc.	104,843	2,960,766
Security	Shares	Value
Entertainment (continued)
Eros Media World PLC, Class A(a)	23,977	$ 3
Eventbrite, Inc., Class A(a)	301,385	1,332,122
Lionsgate Studios Corp.(a)	232,920	2,096,280
Marcus Corp. (The)	121,557	2,045,804
Roku, Inc., Class A(a)	68,092	6,700,934
		16,482,228
Financial Services — 1.2%
Affirm Holdings, Inc., Class A(a)	25,105	1,179,433
Banco Latinoamericano de Comercio Exterior SA, Class E	146,277	7,318,238
Essent Group Ltd.	138,882	8,449,581
NMI Holdings, Inc., Class A(a)	340,124	13,370,274
Pagseguro Digital Ltd., Class A	347,021	3,681,893
Radian Group, Inc.	35,849	1,237,508
Remitly Global, Inc.(a)	528,620	8,827,954
Repay Holdings Corp., Class A(a)	275,802	766,730
StoneCo Ltd., Class A(a)	258,567	4,343,926
Velocity Financial, Inc.(a)	249,021	4,629,300
Walker & Dunlop, Inc.	31,831	1,464,544
		55,269,381
Food Products — 0.2%
Cal-Maine Foods, Inc.	71,540	6,231,849
Marzetti Co. (The)	20,576	3,381,460
SunOpta, Inc.(a)	275,764	1,786,951
		11,400,260
Gas Utilities — 1.5%
Brookfield Infrastructure Corp., Class A	288,006	14,365,739
New Jersey Resources Corp.	380,465	20,636,422
ONE Gas, Inc.	201,453	17,615,050
Southwest Gas Holdings, Inc.	190,438	16,790,919
		69,408,130
Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	255,526	7,522,686
Lyft, Inc., Class A(a)	100,250	1,387,460
Marten Transport Ltd.	81,329	1,105,261
		10,015,407
Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc.(a)	189,037	2,574,684
AngioDynamics, Inc.(a)	227,232	2,599,534
Cerus Corp.(a)	1,543,449	3,951,229
Enovis Corp.(a)	94,472	2,406,202
Glaukos Corp.(a)	97,806	11,775,842
Haemonetics Corp.(a)	29,434	1,863,761
Inspire Medical Systems, Inc.(a)	16,195	1,044,740
iRadimed Corp.	56,251	5,823,666
IRhythm Holdings, Inc.(a)	65,972	8,823,755
Lantheus Holdings, Inc.(a)	34,157	2,558,701
LeMaitre Vascular, Inc.(b)	19,508	2,110,375
LivaNova PLC(a)	80,764	5,701,938
NeuroPace, Inc.(a)	229,920	3,352,234
Novocure Ltd.(a)	581,374	7,947,383
Omnicell, Inc.(a)	109,052	4,482,037
OraSure Technologies, Inc.(a)(b)	452,624	1,425,766
PROCEPT BioRobotics Corp.(a)	35,918	814,979
SI-BONE, Inc.(a)	81,343	1,262,443
Tandem Diabetes Care, Inc.(a)	153,710	3,888,863
TransMedics Group, Inc.(a)	49,490	7,188,917
Varex Imaging Corp.(a)	186,685	2,458,642
		84,055,691

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(a)(b)	47,428	$ 1,111,712
Addus HomeCare Corp.(a)	94,455	9,778,926
Aveanna Healthcare Holdings, Inc.(a)	405,321	2,983,163
BrightSpring Health Services, Inc.(a)	206,724	8,564,575
Brookdale Senior Living, Inc.(a)(b)	265,306	4,059,182
Castle Biosciences, Inc.(a)	153,448	4,537,457
Clover Health Investments Corp., Class A(a)(b)	374,073	781,813
CorVel Corp.(a)	84,661	4,366,814
Cross Country Healthcare, Inc.(a)	47,502	413,267
Encompass Health Corp.	201,428	21,730,053
Enhabit, Inc.(a)	104,557	1,423,021
Ensign Group, Inc. (The)	97,784	20,942,399
Fulgent Genetics, Inc.(a)	309,970	4,751,840
GeneDx Holdings Corp., Class A(a)	28,521	2,273,409
Guardant Health, Inc.(a)	203,059	19,067,240
Guardian Pharmacy Services, Inc., Class A(a)	64,368	2,156,972
HealthEquity, Inc.(a)	43,467	3,324,791
Henry Schein, Inc.(a)	21,232	1,749,304
Hims & Hers Health, Inc., Class A(a)	400,568	5,816,247
Hinge Health, Inc., Class A(a)	105,899	4,528,241
LifeStance Health Group, Inc.(a)	1,613,573	11,682,268
NeoGenomics, Inc.(a)	92,138	905,717
Option Care Health, Inc.(a)	50,831	1,649,974
PACS Group, Inc.(a)	119,223	4,352,832
Pediatrix Medical Group, Inc.(a)	268,769	5,335,065
Privia Health Group, Inc.(a)	580,615	13,789,606
Progyny, Inc.(a)	154,085	2,725,764
RadNet, Inc.(a)	106,313	7,421,711
Select Medical Holdings Corp.	534,377	7,999,624
Viemed Healthcare, Inc.(a)	491,479	4,275,867
		184,498,854
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	15,368	830,487
Diversified Healthcare Trust	928,382	6,275,862
Omega Healthcare Investors, Inc.	137,410	6,632,781
		13,739,130
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	83,508	2,048,451
Evolent Health, Inc., Class A(a)	351,434	1,142,161
Phreesia, Inc.(a)	327,988	4,044,092
Schrodinger, Inc.(a)(b)	297,151	3,583,641
		10,818,345
Hotel & Resort REITs — 0.6%
Braemar Hotels & Resorts, Inc.	1,831,447	5,329,511
Chatham Lodging Trust	880,942	6,792,063
DiamondRock Hospitality Co.	284,145	2,852,816
Host Hotels & Resorts, Inc.	519,797	10,182,823
RLJ Lodging Trust	535,277	4,292,921
		29,450,134
Hotels, Restaurants & Leisure — 0.7%
Accel Entertainment, Inc., Class A(a)	195,252	2,218,063
Aramark	226,962	9,498,360
Brinker International, Inc.(a)	37,795	5,601,219
El Pollo Loco Holdings, Inc.(a)	75,502	835,052
Norwegian Cruise Line Holdings Ltd.(a)	87,355	2,165,530
Planet Fitness, Inc., Class A(a)	7,761	637,566
Rush Street Interactive, Inc., Class A(a)	418,339	8,262,195
Super Group SGHC Ltd.	126,110	1,349,377
		30,567,362
Security	Shares	Value
Household Durables — 1.4%
Century Communities, Inc.	183,861	$ 12,360,975
Champion Homes, Inc.(a)	85,392	7,982,444
Green Brick Partners, Inc.(a)	25,755	1,897,113
Installed Building Products, Inc.	15,151	4,965,892
Leggett & Platt, Inc.	207,831	2,427,466
LGI Homes, Inc.(a)	39,444	2,047,144
M/I Homes, Inc.(a)	170,055	24,175,019
Newell Brands, Inc.	746,257	3,395,469
Tri Pointe Homes, Inc.(a)	125,884	5,828,429
		65,079,951
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	160,595	5,546,951
Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	443
Industrial Conglomerates — 0.3%
Brookfield Business Corp., Class A(b)	391,192	13,476,564
Industrial REITs — 0.2%
First Industrial Realty Trust, Inc.	122,447	7,731,304
Insurance — 2.1%
AMERISAFE, Inc.	135,610	4,411,393
Assurant, Inc.	22,885	5,254,167
CNO Financial Group, Inc.	24,027	1,004,569
Donegal Group, Inc., Class A	98,985	1,744,116
F&G Annuities & Life, Inc.	232,270	5,260,915
Genworth Financial, Inc., Class A(a)	484,113	4,085,914
Globe Life, Inc.	19,661	2,855,957
Hanover Insurance Group, Inc. (The)	26,841	4,848,290
HCI Group, Inc.	9,635	1,699,807
Heritage Insurance Holdings, Inc.(a)	62,931	1,753,887
Lemonade, Inc.(a)	112,971	5,845,119
Mercury General Corp.	94,311	8,542,690
Octave Specialty Group, Inc.(a)	214,973	1,150,106
Oscar Health, Inc., Class A(a)	582,428	7,944,318
Palomar Holdings, Inc.(a)	132,543	16,396,894
Root, Inc., Class A(a)	21,883	1,135,290
Selectquote, Inc.(a)	554,813	477,195
Skyward Specialty Insurance Group, Inc.(a)	116,348	5,406,692
Stewart Information Services Corp.	147,883	10,498,214
United Fire Group, Inc.	64,324	2,499,631
Universal Insurance Holdings, Inc.	159,682	5,616,016
		98,431,180
Interactive Media & Services — 0.6%
EverQuote, Inc., Class A(a)	286,063	4,519,795
fuboTV, Inc., Class A(a)	669,359	783,150
Grindr, Inc.(a)	354,861	4,038,318
MediaAlpha, Inc., Class A(a)	377,017	3,747,549
Nextdoor Holdings, Inc., Class A(a)	511,672	895,426
QuinStreet, Inc.(a)	578,637	6,781,626
Shutterstock, Inc.	159,471	2,679,113
Snap, Inc., Class A, NVS(a)(b)	189,618	987,910
ZipRecruiter, Inc., Class A(a)	849,029	1,536,742
		25,969,629
IT Services — 0.4%
Applied Digital Corp.(a)(b)	322,844	8,803,956
BigBear.ai Holdings, Inc.(a)(b)	471,929	1,868,839
Fastly, Inc., Class A(a)	216,907	4,147,262
Grid Dynamics Holdings, Inc., Class A(a)	253,723	1,712,630
		16,532,687

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., Class A(a)	394,486	$ 1,585,833
Polaris, Inc.	15,001	911,161
		2,496,994
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	94,295	2,173,500
AbCellera Biologics, Inc.(a)(b)	340,523	1,229,288
Adaptive Biotechnologies Corp.(a)	335,155	5,369,183
Azenta, Inc.(a)	156,223	4,214,897
CryoPort, Inc.(a)	103,814	874,114
Harvard Bioscience, Inc.(a)	307	188
Pacific Biosciences of California, Inc.(a)	178,933	300,607
Personalis, Inc.(a)(b)	364,241	3,300,024
Seer, Inc., Class A(a)	303,882	522,677
Tempus AI, Inc., Class A(a)(b)	62,409	3,323,279
		21,307,757
Machinery — 3.1%
Aebi Schmidt Holding AG	181,935	2,623,503
Atmus Filtration Technologies, Inc.	156,976	10,129,661
Blue Bird Corp.(a)	59,296	3,455,178
Chart Industries, Inc.(a)	39,822	8,255,101
Donaldson Co., Inc.	83,145	7,712,530
Energy Recovery, Inc.(a)	415,173	4,330,254
Enpro, Inc.	9,428	2,438,552
ESCO Technologies, Inc.	37,711	10,456,883
Federal Signal Corp.	63,605	7,405,530
Flowserve Corp.	17,235	1,525,642
Franklin Electric Co., Inc.	70,824	7,055,487
Greenbrier Cos., Inc. (The)	106,344	5,999,929
JBT Marel Corp.	6,229	959,266
Kennametal, Inc.	243,472	9,807,052
Manitowoc Co., Inc. (The)(a)	414,938	6,120,336
Mueller Industries, Inc.	114,322	13,485,423
Mueller Water Products, Inc., Class A	134,046	4,011,997
SPX Technologies, Inc.(a)	63,068	14,312,652
Terex Corp.	49,224	3,386,119
Trinity Industries, Inc.	190,813	6,521,988
Watts Water Technologies, Inc., Class A	16,975	5,580,362
Worthington Enterprises, Inc.	126,430	7,081,344
		142,654,789
Marine Transportation — 0.7%
Genco Shipping & Trading Ltd.	125,760	3,024,528
Kirby Corp.(a)	109,350	14,193,630
Matson, Inc.	88,657	14,728,587
		31,946,745
Media — 0.8%
EchoStar Corp., Class A(a)(b)	186,885	21,590,824
Entravision Communications Corp., Class A	286,371	887,750
Gray Media, Inc.	162,584	843,811
Magnite, Inc.(a)	271,264	3,694,616
Sirius XM Holdings, Inc.	99,089	2,175,994
Thryv Holdings, Inc.(a)	265,624	616,248
Townsquare Media, Inc., Class A	77	570
Versant Media Group, Inc.(a)	158,123	5,268,658
		35,078,471
Metals & Mining — 4.1%
Alpha Metallurgical Resources, Inc.(a)	57,970	9,428,820
Caledonia Mining Corp. PLC	29,832	946,868
Century Aluminum Co.(a)	178,985	9,228,467
Cleveland-Cliffs, Inc.(a)(b)	952,069	10,149,056
Coeur Mining, Inc.(a)	966,176	26,231,678
Security	Shares	Value
Metals & Mining (continued)
Commercial Metals Co.	168,900	$ 12,380,370
Compass Minerals International, Inc.(a)	75,332	1,898,366
Constellium SE, Class A(a)	672,904	16,748,581
Elevra Lithium Ltd., ADR(a)(b)	33,384	1,984,011
Hecla Mining Co.	926,074	23,068,503
Kaiser Aluminum Corp.	124,848	16,247,719
Materion Corp.	53,280	8,687,837
Novagold Resources, Inc.(a)	617,147	8,220,398
Perpetua Resources Corp.(a)	39,706	1,463,563
Ramaco Resources, Inc., Class A(a)	243,212	3,682,230
Ryerson Holding Corp.	469,064	12,270,722
SSR Mining, Inc.(a)(b)	249,729	8,038,776
SunCoke Energy, Inc.	810,383	4,619,183
United States Antimony Corp.(a)(b)	167,321	1,495,850
Warrior Met Coal, Inc.	128,648	10,708,659
		187,499,657
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	167,114	1,413,784
Multi-Utilities — 0.8%
Avista Corp.	476,966	19,374,359
Black Hills Corp.	164,906	12,146,976
Northwestern Energy Group, Inc.	75,383	5,273,795
Unitil Corp.	16,127	843,603
		37,638,733
Office REITs — 0.2%
Brandywine Realty Trust	980,561	3,127,990
COPT Defense Properties	189,031	6,007,405
		9,135,395
Oil, Gas & Consumable Fuels — 3.2%
Ardmore Shipping Corp.	314,108	5,145,089
California Resources Corp.	58,382	3,435,197
Centrus Energy Corp., Class A(a)(b)	19,796	4,010,472
Chord Energy Corp.	146,114	15,834,374
CNX Resources Corp.(a)	58,608	2,448,642
Crescent Energy Co., Class A	325,997	3,801,125
Delek U.S. Holdings, Inc.	130,534	4,974,651
DHT Holdings, Inc.	318,509	6,207,740
Dorian LPG Ltd.	78,544	2,905,343
Energy Fuels, Inc.(a)(b)	388,807	8,289,365
Evolution Petroleum Corp.	195,659	874,596
Green Plains, Inc.(a)	117,345	1,611,147
HF Sinclair Corp.	30,071	1,503,851
International Seaways, Inc.	85,740	6,475,942
Magnolia Oil & Gas Corp., Class A	186,838	5,197,833
Matador Resources Co.	21,838	1,122,473
Murphy Oil Corp.	127,486	4,226,161
New Fortress Energy, Inc., Class A(a)(b)	879,244	958,376
Northern Oil & Gas, Inc.	147,781	4,077,278
Par Pacific Holdings, Inc.(a)	214,267	9,142,773
PBF Energy, Inc., Class A	189,549	6,747,944
REX American Resources Corp.(a)	122,300	4,348,988
Scorpio Tankers, Inc.	142,405	11,261,387
SM Energy Co.	748,507	17,312,967
Uranium Energy Corp.(a)	832,557	12,763,099
		144,676,813
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	190,874	9,849,098
Joby Aviation, Inc., Class A(a)(b)	1,068,669	10,750,810
SkyWest, Inc.(a)	210,906	21,951,097
		42,551,005

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals, Inc., Class A(a)	89,373	$ 1,234,241
Amylyx Pharmaceuticals, Inc.(a)	311,027	4,718,280
Arvinas, Inc.(a)	361,894	4,802,333
Atea Pharmaceuticals, Inc.(a)	620,972	2,906,149
Atrium Therapeutics, Inc.(a)	11,908	175,642
Axsome Therapeutics, Inc.(a)	66,244	10,856,729
Collegium Pharmaceutical, Inc.(a)	141,816	5,909,473
Corcept Therapeutics, Inc.(a)	45,834	1,636,274
Crinetics Pharmaceuticals, Inc.(a)	71,201	2,926,361
Edgewise Therapeutics, Inc.(a)(b)	125,865	3,831,331
EyePoint, Inc.(a)	74,336	1,305,340
Fulcrum Therapeutics, Inc.(a)	120,989	1,013,888
Harmony Biosciences Holdings, Inc.(a)	166,150	4,741,921
Indivior Pharmaceuticals, Inc.(a)	93,518	3,059,909
Liquidia Corp.(a)	47,571	1,475,652
Nektar Therapeutics(a)	16,955	1,169,556
Nuvation Bio, Inc., Class A(a)(b)	756,452	4,470,631
Ocular Therapeutix, Inc.(a)	333,380	2,980,417
Pacira BioSciences, Inc.(a)	161,717	3,543,220
Phibro Animal Health Corp., Class A	51,584	2,815,971
Rafael Holdings, Inc., Class B(a)	220	279
Supernus Pharmaceuticals, Inc.(a)	65,272	3,572,337
Tarsus Pharmaceuticals, Inc.(a)	85,981	6,493,285
Terns Pharmaceuticals, Inc.(a)	79,865	3,363,914
Theravance Biopharma, Inc.(a)	145,549	2,656,269
Trevi Therapeutics, Inc.(a)	579,245	6,904,600
WaVe Life Sciences Ltd.(a)	228,468	3,182,559
Xeris Biopharma Holdings, Inc.(a)	179,119	1,096,208
		92,842,769
Professional Services — 1.2%
Conduent, Inc.(a)	555,725	811,359
CRA International, Inc.	10,545	1,820,700
ExlService Holdings, Inc.(a)	422,900	13,215,625
Franklin Covey Co.(a)	73,981	963,233
IBEX Holdings Ltd.(a)	59,680	1,724,752
ICF International, Inc.	64,634	5,373,024
KBR, Inc.	139,404	5,887,031
Kelly Services, Inc., Class A, NVS	112,028	1,087,792
Kforce, Inc.	29,871	807,114
ManpowerGroup, Inc.	61,492	1,719,931
Maximus, Inc.	63,795	4,823,540
Planet Labs PBC, Class A(a)	328,685	7,934,456
ShiftPixy, Inc.(a)(c)	1	—
TriNet Group, Inc.	46,902	1,786,028
Verra Mobility Corp., Class A(a)	175,951	2,940,141
Willdan Group, Inc.(a)	38,178	3,403,187
		54,297,913
Real Estate Management & Development — 0.6%
Compass, Inc., Class A(a)	751,931	7,331,327
FRP Holdings, Inc.(a)	52,272	1,251,392
Kennedy-Wilson Holdings, Inc.	310,922	3,382,831
Marcus & Millichap, Inc.	53,960	1,425,084
Newmark Group, Inc., Class A	148,289	2,153,156
RMR Group, Inc. (The), Class A	169,385	2,774,526
St. Joe Co. (The)	128,487	9,272,907
		27,591,223
Residential REITs — 0.1%
Bluerock Homes Trust, Inc., Class A	77	778
NexPoint Residential Trust, Inc.	76,767	2,164,062
Veris Residential, Inc.	234,529	4,420,871
		6,585,711
Security	Shares	Value
Retail REITs — 1.4%
Agree Realty Corp.	320,953	$ 25,830,297
FrontView REIT, Inc.	207,037	3,430,603
Getty Realty Corp.	160,467	5,266,527
NETSTREIT Corp.	220,006	4,569,525
NNN REIT, Inc.	269,538	12,215,462
Tanger, Inc.	197,040	7,302,302
Urban Edge Properties	342,431	7,276,659
		65,891,375
Semiconductors & Semiconductor Equipment — 4.0%
ACM Research, Inc., Class A(a)	73,150	4,072,992
Alpha & Omega Semiconductor Ltd.(a)	41,315	868,028
Ambarella, Inc.(a)	139,157	8,396,733
Amkor Technology, Inc.	146,708	7,015,577
Axcelis Technologies, Inc.(a)(b)	58,314	4,817,320
Cirrus Logic, Inc.(a)	27,674	3,905,355
Credo Technology Group Holding Ltd.(a)	262,957	29,522,182
Diodes, Inc.(a)	85,893	5,860,479
FormFactor, Inc.(a)	172,806	17,087,057
Impinj, Inc.(a)(b)	37,655	4,618,762
Kulicke & Soffa Industries, Inc.	181,252	12,636,889
MaxLinear, Inc.(a)	228,783	3,987,688
Navitas Semiconductor Corp.(a)(b)	167,771	1,509,939
Onto Innovation, Inc.(a)	31,962	6,900,276
Photronics, Inc.(a)	121,111	4,533,185
Power Integrations, Inc.	20,661	990,075
Rambus, Inc.(a)(b)	190,220	18,957,325
Rigetti Computing, Inc.(a)(b)	396,960	6,915,043
Semtech Corp.(a)	84,395	7,614,117
Silicon Laboratories, Inc.(a)	62,867	12,858,188
SiTime Corp.(a)	34,951	13,906,304
Skyworks Solutions, Inc.	113,551	6,765,369
		183,738,883
Software — 4.3%
8x8, Inc.(a)	612,587	1,310,936
ACI Worldwide, Inc.(a)	289,428	11,484,503
Alarm.com Holdings, Inc.(a)	267,953	12,821,551
Amplitude, Inc., Class A(a)	626,650	4,574,545
Aurora Innovation, Inc., Class A(a)(b)	734,164	3,435,888
Bit Digital, Inc.(a)(b)	761,243	1,271,276
Box, Inc., Class A(a)	375,857	8,851,432
Braze, Inc., Class A(a)	113,638	2,157,986
C3.ai, Inc., Class A(a)(b)	548,523	4,360,758
Cerence, Inc.(a)	230,566	1,823,777
Cipher Digital, Inc.(a)(b)	427,463	6,668,423
Cleanspark, Inc.(a)	442,161	4,399,502
Clearwater Analytics Holdings, Inc., Class A(a)	406,716	9,513,087
Commvault Systems, Inc.(a)	49,968	4,251,278
Core Scientific, Inc.(a)(b)	217,052	3,683,372
Digital Turbine, Inc.(a)(b)	287,137	1,165,776
Domo, Inc., Class B(a)	238,383	855,795
D-Wave Quantum, Inc.(a)(b)	451,046	8,470,644
Elastic NV(a)	40,080	2,086,966
Figma, Inc., Class A(a)(b)	67,044	1,970,423
Guidewire Software, Inc.(a)	32,449	4,715,489
Hut 8 Corp.(a)(b)	122,681	6,530,310
InterDigital, Inc.(b)	32,659	11,970,503
LiveRamp Holdings, Inc.(a)	213,826	5,809,652
Manhattan Associates, Inc.(a)	60,532	8,197,849
MARA Holdings, Inc.(a)(b)	330,022	2,950,397
Netskope, Inc., Class A(a)(b)	115,581	1,248,275
Ooma, Inc.(a)	408,765	5,052,335
Pagaya Technologies Ltd., Class A(a)(b)	180,839	2,023,588

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Porch Group, Inc.(a)	232,331	$ 1,907,438
Q2 Holdings, Inc.(a)	131,564	6,330,860
Qualys, Inc.(a)	79,860	7,384,654
RingCentral, Inc., Class A(a)	43,996	1,603,654
Riot Platforms, Inc.(a)	416,021	6,776,982
Rubrik, Inc., Class A(a)	25,265	1,312,769
SoundHound AI, Inc., Class A(a)(b)	436,529	3,754,149
Sprout Social, Inc., Class A(a)	225,649	1,455,436
Tenable Holdings, Inc.(a)	330,255	6,350,804
Terawulf, Inc.(a)(b)	447,501	7,258,466
Workiva, Inc., Class A(a)	40,661	2,503,904
Zeta Global Holdings Corp., Class A(a)	455,182	7,715,335
		198,010,767
Specialized REITs — 0.6%
CubeSmart	365,640	15,042,430
EPR Properties	40,748	2,420,839
Four Corners Property Trust, Inc.	304,673	7,775,255
Safehold, Inc.	84,560	1,364,798
		26,603,322
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)	92,107	9,008,065
Advance Auto Parts, Inc.	28,845	1,533,689
American Eagle Outfitters, Inc.	336,311	8,263,161
Asbury Automotive Group, Inc.(a)	10,584	2,262,648
Boot Barn Holdings, Inc.(a)	60,444	11,437,214
Camping World Holdings, Inc., Class A	265,800	2,211,456
CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2
EVgo, Inc., Class A(a)(b)	274,950	753,363
Five Below, Inc.(a)	6,057	1,353,921
Gap, Inc. (The)	37,807	1,060,108
Group 1 Automotive, Inc.	34,528	11,247,151
Haverty Furniture Cos., Inc.	106,347	2,532,122
Lands’ End, Inc.(a)	72,506	1,165,172
Lithia Motors, Inc., Class A	8,452	2,363,010
Lulu’s Fashion Lounge Holdings, Inc.(a)	11	170
Monro, Inc.	103,194	2,221,767
Murphy U.S.A., Inc.	2,783	1,087,429
Penske Automotive Group, Inc.	17,202	2,709,659
Petco Health & Wellness Co., Inc.(a)	302,193	770,592
RealReal, Inc. (The)(a)	245,828	3,013,851
Revolve Group, Inc., Class A(a)	170,320	4,285,251
Signet Jewelers Ltd.	21,712	2,088,477
Sonic Automotive, Inc., Class A	79,457	4,983,543
Stitch Fix, Inc., Class A(a)	893,707	2,976,044
ThredUp, Inc., Class A(a)	174,935	853,683
Upbound Group, Inc.	121,955	2,615,935
Urban Outfitters, Inc.(a)	159,387	10,551,419
Victoria’s Secret & Co.(a)	132,599	8,313,957
Wayfair, Inc., Class A(a)	9,745	743,836
Winmark Corp.	8,422	3,842,453
Zumiez, Inc.(a)	241,475	6,331,475
		112,580,623
Technology Hardware, Storage & Peripherals — 0.5%
IonQ, Inc.(a)(b)	518,190	19,882,950
Quantum Computing, Inc.(a)(b)	241,521	2,031,192
		21,914,142
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.	291,522	8,917,658
Tobacco — 0.1%
Turning Point Brands, Inc.	43,650	5,979,613
Security	Shares	Value
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	32,869	$ 9,288,122
BlueLinx Holdings, Inc.(a)	57,062	3,761,527
Boise Cascade Co.	165,891	13,725,821
DNOW, Inc.(a)	668,537	7,875,366
GATX Corp.	44,019	8,106,979
Global Industrial Co.	26,247	865,626
Herc Holdings, Inc.	29,934	4,184,474
McGrath RentCorp	36,005	3,994,755
Rush Enterprises, Inc., Class A	142,803	10,134,729
Xometry, Inc., Class A(a)	67,609	2,772,983
		64,710,382
Water Utilities — 0.1%
American States Water Co.	12,078	900,173
H2O America	51,478	2,769,002
		3,669,175
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	68,261	828,689
Telephone & Data Systems, Inc.	70,735	3,165,391
		3,994,080
Total Common Stocks — 99.0% (Cost: $3,614,122,708)		4,530,309,962
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	102,638	66,715
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	104,433
Blueprint Medicines Corp., CVR(a)(c)	92,408	92,408
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	153,299
		434,772
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	48,985
Total Rights — 0.0% (Cost: $ —)		489,272
Total Long-Term Investments — 99.0% (Cost: $3,614,122,708)		4,530,799,234

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	190,946,590	$ 191,042,064
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(d)(e)	43,971,577	43,971,577
Total Short-Term Securities — 5.1% (Cost: $234,991,120)		235,013,641
Total Investments — 104.1% (Cost: $3,849,113,828)		4,765,812,875
Liabilities in Excess of Other Assets — (4.1)%		(186,940,975)
Net Assets — 100.0%		$ 4,578,871,900

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 126,834,392	$ 64,193,144 (a)	$ —	$ 1,528	$ 13,000	$ 191,042,064	190,946,590	$ 1,043,502 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	2,903,474 (a)	—	—	—	43,971,577	43,971,577	1,220,200	—
				$ 1,528	$ 13,000	$ 235,013,641		$ 2,263,702	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	379	03/20/26	$ 49,928	$ (258,874)

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 119,451,975	$ —	$ —	$ 119,451,975
Air Freight & Logistics	3,779,294	—	—	3,779,294
Automobile Components	60,820,032	—	—	60,820,032
Automobiles	4,260,332	—	—	4,260,332
Banks	432,861,585	—	—	432,861,585
Beverages	843,438	—	—	843,438
Biotechnology	383,819,098	8,573,688	—	392,392,786
Broadline Retail	17,590,463	—	—	17,590,463
Building Products	63,419,048	—	—	63,419,048
Capital Markets	93,897,905	—	—	93,897,905
Chemicals	29,899,281	—	—	29,899,281
Commercial Services & Supplies	30,798,039	—	—	30,798,039
Communications Equipment	85,007,827	—	—	85,007,827
Construction & Engineering	157,343,144	—	—	157,343,144
Construction Materials	1,329,628	—	—	1,329,628
Consumer Finance	78,327,592	—	—	78,327,592
Consumer Staples Distribution & Retail	62,448,854	—	—	62,448,854
Distributors	8,366,564	—	—	8,366,564
Diversified Consumer Services	44,770,988	—	—	44,770,988
Diversified REITs	14,148,415	—	—	14,148,415
Diversified Telecommunication Services	29,881,800	—	—	29,881,800
Electric Utilities	31,967,174	—	—	31,967,174
Electrical Equipment	157,198,170	—	—	157,198,170
Electronic Equipment, Instruments & Components	219,027,955	—	—	219,027,955
Energy Equipment & Services	108,276,263	—	—	108,276,263
Entertainment	16,482,228	—	—	16,482,228
Financial Services	55,269,381	—	—	55,269,381
Food Products	11,400,260	—	—	11,400,260
Gas Utilities	69,408,130	—	—	69,408,130
Ground Transportation	10,015,407	—	—	10,015,407
Health Care Equipment & Supplies	84,055,691	—	—	84,055,691
Health Care Providers & Services	184,498,854	—	—	184,498,854
Health Care REITs	13,739,130	—	—	13,739,130
Health Care Technology	10,818,345	—	—	10,818,345
Hotel & Resort REITs	29,450,134	—	—	29,450,134
Hotels, Restaurants & Leisure	30,567,362	—	—	30,567,362

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$ 65,079,951	$ —	$ —	$ 65,079,951
Household Products	5,546,951	—	—	5,546,951
Independent Power and Renewable Electricity Producers	443	—	—	443
Industrial Conglomerates	13,476,564	—	—	13,476,564
Industrial REITs	7,731,304	—	—	7,731,304
Insurance	98,431,180	—	—	98,431,180
Interactive Media & Services	25,969,629	—	—	25,969,629
IT Services	16,532,687	—	—	16,532,687
Leisure Products	2,496,994	—	—	2,496,994
Life Sciences Tools & Services	21,307,757	—	—	21,307,757
Machinery	142,654,789	—	—	142,654,789
Marine Transportation	31,946,745	—	—	31,946,745
Media	35,078,471	—	—	35,078,471
Metals & Mining	187,499,657	—	—	187,499,657
Mortgage Real Estate Investment Trusts (REITs)	1,413,784	—	—	1,413,784
Multi-Utilities	37,638,733	—	—	37,638,733
Office REITs	9,135,395	—	—	9,135,395
Oil, Gas & Consumable Fuels	144,676,813	—	—	144,676,813
Passenger Airlines	42,551,005	—	—	42,551,005
Pharmaceuticals	92,842,769	—	—	92,842,769
Professional Services	54,297,913	—	—	54,297,913
Real Estate Management & Development	27,591,223	—	—	27,591,223
Residential REITs	6,585,711	—	—	6,585,711
Retail REITs	65,891,375	—	—	65,891,375
Semiconductors & Semiconductor Equipment	183,738,883	—	—	183,738,883
Software	198,010,767	—	—	198,010,767
Specialized REITs	26,603,322	—	—	26,603,322
Specialty Retail	112,580,621	—	2	112,580,623
Technology Hardware, Storage & Peripherals	21,914,142	—	—	21,914,142
Textiles, Apparel & Luxury Goods	8,917,658	—	—	8,917,658
Tobacco	5,979,613	—	—	5,979,613
Trading Companies & Distributors	64,710,382	—	—	64,710,382
Water Utilities	3,669,175	—	—	3,669,175
Wireless Telecommunication Services	3,994,080	—	—	3,994,080
Rights	—	5,515	483,757	489,272
Short-Term Securities
Money Market Funds	235,013,641	—	—	235,013,641
	$ 4,756,749,913	$ 8,579,203	$ 483,759	$ 4,765,812,875
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (258,874)	$ —	$ —	$ (258,874)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust